Events after the Balance Sheet Date	12 Months Ended
Dec. 31, 2019
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Events after the Balance Sheet Date
35. Events after the Balance Sheet Date

With effect from 1 January 2020, the Group’s reporting currency changed from euro to US Dollar to reduce the potential for foreign exchange volatility in our future reported earnings.